Business combinations - Summary of Identified Assets Acquired and Liabilities Assumed (Detail) - Chongni network technology Co Ltd [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2023
Total purchase price is comprised of:
- fair value of 49% previously held equity interests	¥ 245
- cash consideration	2,938	¥ 2,900
Fair value of total consideration	3,183
Cash and cash equivalents	2
Prepayments and other current assets	4,533
Total assets	4,535
Accrued liabilities and other current liabilities	(33)
Total liabilities	(33)
Net assets acquired	4,502
Goodwill	499
Non-controlling interests	(1,818)
Total	¥ 3,183